Document and Entity Information	Jan. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 17, 2023
Entity Registrant Name	UWHARRIE CAPITAL CORP
Entity Central Index Key	0000898171
Entity Emerging Growth Company	false
Entity File Number	000-22062
Entity Tax Identification Number	56-1814206
Entity Address, Address Line One	132 North First Street
Entity Address, City or Town	Albemarle
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28001
City Area Code	704
Local Phone Number	983-6181
Entity Incorporation, State or Country Code	NC
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false